American Century Investments®
Quarterly Portfolio Holdings
Non-U.S. Intrinsic Value Fund
August 31, 2026

Non-U.S. Intrinsic Value Fund - Schedule of Investments
AUGUST 31, 2026 (UNAUDITED)

	Shares	Value ($)
COMMON STOCKS — 99.1%
Belgium — 1.6%
Anheuser-Busch InBev SA	103,377	8,180,641
Brazil — 4.4%
Vale SA	768,700	11,611,612
XP, Inc., Class A	639,776	11,663,117
		23,274,729
France — 13.6%
Arkema SA	133,391	9,283,628
BNP Paribas SA	137,775	16,403,136
Capgemini SE	43,762	5,443,618
Cie de Saint-Gobain SA	102,685	9,306,832
Cie Generale des Etablissements Michelin SCA	203,288	8,249,013
Societe Generale SA	60,830	5,124,087
TotalEnergies SE	202,792	17,868,795
		71,679,109
Germany — 6.9%
Continental AG	90,045	7,427,204
Deutsche Post AG	217,624	14,135,640
Deutsche Telekom AG	252,836	8,309,127
Mercedes-Benz Group AG	120,998	6,621,710
		36,493,681
Indonesia — 2.9%
Indosat Tbk. PT	31,033,600	4,373,254
Telkom Indonesia Persero Tbk. PT	74,330,200	10,876,566
		15,249,820
Italy — 3.1%
Eni SpA	597,783	16,340,660
Japan — 7.8%
Sompo Holdings, Inc.	295,500	12,590,102
Sony Group Corp.	508,500	12,565,522
SUMCO Corp.	234,800	4,939,195
Sumitomo Corp.	1,000,900	11,172,970
		41,267,789
Kazakhstan — 0.8%
NAC Kazatomprom JSC, GDR	54,907	4,005,680
Netherlands — 6.6%
Heineken NV	160,840	13,579,211
Randstad NV	285,168	13,402,347
Universal Music Group NV	466,704	7,931,421
		34,912,979
Russia(1) — 0.0%
GMK Norilskiy Nickel PAO(2)	7,693,300	89
Singapore — 2.1%
United Overseas Bank Ltd.	336,200	10,957,711
South Korea — 10.7%
BGF retail Co. Ltd.	105,419	11,376,127
Hana Financial Group, Inc.	62,540	6,213,636
Kia Corp.	52,741	5,030,880
Samsung Electronics Co. Ltd.	47,491	8,965,487
Samsung SDS Co. Ltd.	59,091	10,320,807

Shinhan Financial Group Co. Ltd.	98,457	7,839,085
Woori Financial Group, Inc.	265,295	6,502,371
		56,248,393
Spain — 6.5%
Banco Santander SA	1,338,812	19,591,903
Grifols SA, Class B Preference Shares	306,176	2,372,446
Repsol SA	381,452	12,166,253
		34,130,602
Switzerland — 2.2%
Adecco Group AG	380,771	11,321,359
Taiwan — 2.8%
Hon Hai Precision Industry Co. Ltd.	501,000	3,946,271
Taiwan Semiconductor Manufacturing Co. Ltd.	140,000	10,521,254
		14,467,525
United Kingdom — 24.2%
Barclays PLC	2,378,615	15,774,983
Barratt Redrow PLC	1,161,318	4,950,301
British American Tobacco PLC	243,018	13,503,000
Bunzl PLC	143,248	5,390,543
GSK PLC	186,528	4,691,104
Mondi PLC	754,497	8,770,215
NatWest Group PLC	1,725,102	15,685,591
Prudential PLC	806,078	10,963,555
Reckitt Benckiser Group PLC	113,591	7,844,752
Shell PLC	405,350	18,571,606
Standard Chartered PLC	265,795	7,719,264
Taylor Wimpey PLC	5,719,919	6,541,231
Whitbread PLC	210,570	6,916,129
		127,322,274
United States — 2.9%
Accenture PLC, Class A	59,334	11,259,220
CNH Industrial NV	324,107	3,834,186
		15,093,406
TOTAL COMMON STOCKS (Cost $445,213,335)		520,946,447
SHORT-TERM INVESTMENTS — 0.4%
Money Market Funds — 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class	9,595	9,595
Repurchase Agreements — 0.4%
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 4.25%, 7/31/28, valued at $2,109,457), at 3.66%, dated 8/31/26, due 9/1/26 (Delivery value $2,068,210)		2,068,000
TOTAL SHORT-TERM INVESTMENTS (Cost $2,077,595)		2,077,595
TOTAL INVESTMENT SECURITIES — 99.5% (Cost $447,290,930)		523,024,042
OTHER ASSETS AND LIABILITIES — 0.5%		2,630,860
TOTAL NET ASSETS — 100.0%		$525,654,902

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Financials	28.0%
Energy	13.1%
Industrials	13.0%
Consumer Discretionary	10.9%
Information Technology	10.6%
Consumer Staples	10.5%
Communication Services	6.0%
Materials	5.6%
Health Care	1.4%
Short-Term Investments	0.4%
Other Assets and Liabilities	0.5%

NOTES TO SCHEDULE OF INVESTMENTS
GDR	–	Global Depositary Receipt
(1)Securities may be subject to resale, redemption or transferability restrictions.
(2)Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause a fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks
Brazil	$11,663,117	$11,611,612	—
United States	15,093,406	—	—
Other Countries	—	482,578,312	—
Short-Term Investments	9,595	2,068,000	—
	$26,766,118	$496,257,924	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual financial statements.